SUPPLEMENT DATED SEPTEMBER 30, 2009
TO THE CLASS J SHARES PROSPECTUS
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2009
(as supplemented on March 20, 2009, April 8, 2009, April 9 2009,
May 4, 2009, May 21, 2009, June 19, 2009, August 25, 2009, and September 18, 2009)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

RISK/RETURN SUMMARY

On page 4, add the Income Fund to the list of Funds sub-advised by Edge Asset Management, Inc.

Insert the following within the Risk/Return Summary section:

INCOME FUND

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide a high level of current income consistent with preservation of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities, and REIT securities.

Main Strategies and Risks

Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called “junk bonds”). The Fund may also invest in convertible securities, preferred securities, and real estate investment trust (“REIT”) securities.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may enter into dollar roll transactions, which may involve leverage and purchase and sell interest rate futures and options.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk.

During the fiscal year ended October 31, 2008, the average rating of the Fund’s assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

32.77% in securities rated Aaa	30.72% in securities rated Baa	2.14% in securities rated Caa
6.85% in securities rated Aa	4.58% in securities rated Ba	0.00% in securities rated Ca
11.36% in securities rated A	9.45% in securities rated B	0.04% in securities rated C
2.09% in securities not rated

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Emerging Market Risk	• Exchange Rate Risk
• Fixed-Income Securities Risk	• Foreign Securities Risk	• High Yield Securities Risk
• Management Risk	• Portfolio Duration Risk	• Prepayment Risk
• Real Estate Securities Risk	• Securities Lending Risk	• Underlying Fund Risk
• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform the future.

The year to date return as of June 30, 2009 is 10.58%.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	4.59%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-4.79%

Average Annual Total Returns (%)(1)
	1	5	10
For the period ended December 31, 2008	Year	Years	Years
Class J (before taxes)	-5.98	2.21	4.44
(after taxes on distributions)(2)	-7.89	0.30	2.13
(after taxes on distributions and sale of shares)(2)	-3.85	0.80	2.39
Citigroup Broad Investment-Grade Bond Index(3)	7.02	5.11	5.86
Morningstar Intermediate-Term Bond Category Average	-4.70	1.81	4.01

(1)	Class J shares were first sold on September 30, 2009. The returns for periods prior to that date are based on the performance of Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of Class A shares. The Fund commenced operations after succeeding to the operations of another fund on January 12,
2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on
December 15, 1975.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Estimated for the year ending October 31, 2009	Class J
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees(1)	0.45
Other Expenses	7.88
Total Annual Fund Operating Expenses	8.83%
Expense Reimbursement(2)	7.73
Net Expenses	1.10%

(1)	The Distributor has voluntarily agreed to limit the Fund’s Distribution and/or Service (12b-1) Fees normally payable by the Fund. The expense limit will maintain the level of Distribution and/or Service (12b-1) Fees (expressed as a percent of average net assets on an annualized basis)
not to exceed 0.40% for Class J shares. The expense limit may be terminated at any time.

(2)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.10% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	Number of years you own your shares
	1	3	5	10	1	3	5	10
Class J	$212	$1,767	$3,420	$7,031	$112	$1,767	$3,420	$7,031

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

On page 148 in the High Yield Securities section, add the Income Fund to the Funds listed in the first sentence of the first paragraph.

On page 152 in the Small and Medium Capitalization Companies section, add the Income Fund to the Funds listed in the second sentence of the first paragraph.

MANAGEMENT OF THE FUNDS

The Sub-Advisors

In the section for Edge Asset Management, Inc. (beginning on page 158), add the following:

	Day-to-day
Fund	Fund Management	Since
Income	John R. Friedl	2005

John R. Friedl, CFA. Mr. Friedl, Portfolio Manager, has been employed as an investment professional at Edge since August 1998. Mr. Friedl earned a BA in Communications and History from the University of Washington and a Master's degree in Finance from Seattle University. He has earned the right to use the Chartered Financial Analyst designation.

Fees Paid to Principal
On page 172, add the following to the table:

Income Fund	0.50%

DIVIDENDS AND DISTRIBUTIONS

On page 179, add the Income Fund to the list of Funds in the first bullet of this section.

APPENDIX B

Add the following definition to Appendix B:

Citigroup Broad Investment-Grade Bond Index is an unmanaged index of bonds designed to track the performance of bonds issued in the US investment-grade bond market.

SUPPLEMENT DATED SEPTEMBER 30, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2009
(as supplemented on March 20, 2009, May 4, 2009, June 19, 2009,
August 10, 2009, August 25, 2009, and September 21, 2009)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

On page 1, replace the second paragraph with the following:

The audited financial statements, schedules of investments and auditor’s report included in the Fund’s Annual Report to shareholders, for the fiscal year ended October 31, 2008, and the unaudited financial statements and schedules of investments included in the Fund’s Semi-Annual Report to shareholders, for the period ended April 30, 2009, are hereby incorporated by reference into and are legally a part of this SAI.

FUND HISTORY

On page 6, add an “X” to the Class J column on the Income Fund line.

INVESTMENT ADVISORY AND OTHER SERVICES

On page 83, add the following to the table:

					Institutional
	Class A	Class B	Class C	Class J	Class	Expiration
Income Fund	N/A	N/A	N/A	1.10%	N/A	February 28, 2011